SIGNIFICANT ACCOUNTING POLICIES AND BASIS OF PREPARATION (Tables)	12 Months Ended
Jan. 31, 2021
Disclosure Of Detailed Information About Significant Accounting Policies And Basis Of Preparation Abstract
Schedule of wholly owned subsidiaries included in these consolidated financial statements
	Country of	Percentage
Name of Subsidiary	Incorporation	Ownership	Functional Currency	Principal Activity
320204 US Holdings Corp.	USA	100%	USD	Holding Company
320204 Oregon Holdings Corp.	USA	100%	USD	Holding Company
320204 Nevada Holdings Corp.	USA	100%	USD	Holding Company
320204 Re Holdings, LLC	USA	100%	USD	Holding Company
Eco Firma Farms LLC	USA	100%	USD	Cannabis producer
Silver State Cultivation LLC	USA	100%	USD	Cannabis producer
Silver State Relief LLC	USA	100%	USD	Cannabis retailer
Swell Companies LTD	USA	100%	USD	Cannabis processor, distributor
Megawood Enterprises Inc.	USA	100%	USD	Cannabis retailer
Phantom Venture Group, LLC	USA	100%	USD	Holding Company
Phantom Brands, LLC	USA	100%	USD	Holding Company
Phantom Distribution, LLC	USA	100%	USD	Cannabis distributor
63353 Bend, LLC	USA	100%	USD	Cannabis producer
20727-4 Bend, LLC	USA	100%	USD	Cannabis processor
4964 BFH, LLC	USA	100%	USD	Cannabis producer
Workforce Concepts 21, Inc.	USA	100%	USD	Payroll and benefits services

Schedule of estimated useful life of property, plant and equipment
Buildings                         45 years
Leasehold improvements   shorter of the life of the improvement or the remaining life of the lease
Furniture & fixtures          5 years
Computer equipment        3 years
Machinery & equipment    2-7 years